Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Purchase Obligations
Contractual obligations for acquisition of property, plant and equipment and intangible assets	€ 342	€ 123
Other purchase obligations	2,251	2,010
Purchase obligations	€ 2,592	2,133
Purchase obligations relevant to IFRS 16		€ 205